[DECHERT LLP LETTERHEAD]

February 20, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Equity Trust
(File Nos. 333-56881 and 811-08817)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment No. 98 to the Registration Statement of the above referenced registrant (“Registrant”).  This Post-Effective Amendment is being filed in reliance on Rule 485(a) under the Securities Act of 1933 (the “1933 Act”) and shall become effective on April 22, 2009.  This Post-Effective Amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(a).

Please contact Paul A. Caldarelli at 480.477.2649 or the undersigned at 202.261.3445 if you have any questions.

Sincerely,

/s/ Jules Baughns
Jules Baughns

cc.	Paul A. Caldarelli, Esq.
ING U.S. Legal Services

Jeffrey S. Puretz, Esq.
Dechert LLP